Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	¥ (13)	¥ (446)
(Additions)/Reversals	(46)	433
Write-offs
Balance at end of the year	¥ (59)	¥ (13)